Notes receivable, noncurrent (Details Narrative)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)
Receivables [Abstract]
Long-term receivable from, and loan, to shareholders	$ 60,000	SFr 55,879	$ 187,000
Long-term receivable from, and loan to, other related parties	$ 3,594	SFr 3,322